SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Defined benefit plan, final years of service	5 years
Employee Stock Option
Disclosure of detailed information about property, plant and equipment [line items]
Vesting period	5 years
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	20 years
Minimum | Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	10 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment		40 years
Maximum | Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	25 years
Scenario, Forecast | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			$ 20
Lease liabilities			20
Scenario, Forecast | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			25
Lease liabilities			$ 25